Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Components of Deferred Tax Assets [Abstract]
Net accumulated loss-carry forward	$ 6,419		$ 3,385
Less: valuation allowance	(6,419)	$ (1,980)	(3,385)	$ (2,001)
Net deferred tax assets	$ 0		$ 0